Commitments and Contingencies - Joint Ventures (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2015 USD ($) ft³	Oct. 31, 2014 USD ($)	Jun. 30, 2014 USD ($) vessel m³	Dec. 31, 2016 USD ($) vessel ft³ m³	Jul. 31, 2014 vessel	Nov. 30, 2013 vessel
Net of financing on newbuilding installments
Equity method investment, ownership interest	17.62%			100.00%
Number of vessels | vessel						5
Payments made towards commitments for construction of certain carriers and tankers	$ 817,878			$ 987,658
Maximum [Member]
Net of financing on newbuilding installments
Equity method investment, ownership interest				52.00%
Newbuildings [Member]
Net of financing on newbuilding installments
Net of financing on newbuilding installments, 2018				$ 607,300
Net of financing on newbuilding installments, 2019				250,300
Expected cost of project				3,000,000
Payments made towards commitments for construction of certain carriers and tankers				$ 1,000,000
Exmar LPG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net of financing on newbuilding installments
Number of vessels | vessel				4
Odebrecht Oil & Gas S.A. [Member]
Net of financing on newbuilding installments
Equity method investment, ownership interest		50.00%
Expected cost of project		$ 1,000,000
Operating lease arrangement period, lessor				12 years
Payments made towards commitments for construction of certain carriers and tankers				$ 700,600
Purchase obligation due in 2017				302,300
Secured short-term loan refinanced with long-term debt facility				804,000
Undrawn amount of revolving credit facility				$ 266,700
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Net of financing on newbuilding installments
Equity method investment, ownership interest					50.00%
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Net of financing on newbuilding installments
Equity method investment, ownership interest				50.00%
Number of vessels | vessel				6	6
Volume of vessels | m³				172,000
Expected cost of project				$ 2,100,000
Payment made towards commitments				$ 153,300
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member]
Net of financing on newbuilding installments
Number of vessels | vessel				4
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net of financing on newbuilding installments
Number of vessels | vessel			4	4
Volume of vessels | m³			174,000
Expected cost of project			$ 1,000,000
Secured financing				$ 137,100
Long-term receivable	$ 16,500		$ 20,300	$ 10,900
Operating lease arrangement period, lessor			20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member]
Net of financing on newbuilding installments
Joint venture ownership percentage	30.00%			30.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [Member]
Net of financing on newbuilding installments
Expected cost of project	$ 960,000			$ 960,000
Capacity of production facility, per day | ft³	800,000,000
Secured debt financing percentage				75.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [Member] | Lease Agreements [Member]
Net of financing on newbuilding installments
Operating lease arrangement period, lessor	20 years			20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [Member] | Maximum [Member]
Net of financing on newbuilding installments
Capacity of production facility, per day | ft³				800,000,000
Teekay LNG [Member] | Exmar LPG Joint Venture [Member]
Net of financing on newbuilding installments
Number of vessels | vessel				19
Teekay LNG [Member] | Exmar LPG Joint Venture [Member] | Newbuildings [Member]
Net of financing on newbuilding installments
Number of vessels | vessel				4
Teekay LNG [Member] | Pro Rata Share [Member] | Exmar LPG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net of financing on newbuilding installments
Equity method investment, ownership interest				50.00%
Number of vessels | vessel				4
Capital Addition Purchase Commitments, Equity Method Investee [Member] | Teekay LNG [Member]
Net of financing on newbuilding installments
Total				$ 1,380,179
Net of financing on newbuilding installments 2017				340,270
Net of financing on newbuilding installments, 2018				530,509
Net of financing on newbuilding installments, 2019				310,820
Net of financing on newbuilding installments, 2020				198,580
Capital Addition Purchase Commitments, Equity Method Investee [Member] | Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Net of financing on newbuilding installments
Total				883,030
Net of financing on newbuilding installments 2017				91,800
Net of financing on newbuilding installments, 2018				344,850
Net of financing on newbuilding installments, 2019				247,800
Net of financing on newbuilding installments, 2020				198,580
Capital Addition Purchase Commitments, Equity Method Investee [Member] | Teekay LNG [Member] | BG Joint Venture [Member]
Net of financing on newbuilding installments
Total				195,565
Net of financing on newbuilding installments 2017				80,010
Net of financing on newbuilding installments, 2018				86,154
Net of financing on newbuilding installments, 2019				29,401
Net of financing on newbuilding installments, 2020				0
Capital Addition Purchase Commitments, Equity Method Investee [Member] | Teekay LNG [Member] | Bahrain LNG Joint Venture [Member]
Net of financing on newbuilding installments
Total				224,080
Net of financing on newbuilding installments 2017				110,364
Net of financing on newbuilding installments, 2018				80,097
Net of financing on newbuilding installments, 2019				33,619
Net of financing on newbuilding installments, 2020				0
Capital Addition Purchase Commitments, Equity Method Investee [Member] | Teekay LNG [Member] | Exmar LPG Joint Venture [Member]
Net of financing on newbuilding installments
Total				77,504
Net of financing on newbuilding installments 2017				58,096
Net of financing on newbuilding installments, 2018				19,408
Net of financing on newbuilding installments, 2019				0
Net of financing on newbuilding installments, 2020				$ 0